SHAREHOLDERS' EQUITY (Schedule of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 19	$ 7,049	$ 1,573	$ 403
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		499	137	39
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		1,507	172	73
Selling and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		2,214	347	126
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,829	$ 917	$ 165